Derivative Financial Instruments, Effect on Statement of Operations (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain Recognized in Other Comprehensive Income (Effective Portion)		$ 95	$ 0	$ 95	$ 0	$ 0	$ 0	$ 0
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		(5)	0	(5)	0	0	0	(380)
Gain (Loss) Recognized in Income	[1]	5	0	5	0	0	0	0
Cash Flow Hedge [Member] | Pay-fixed Interest Rate Swap [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain Recognized in Other Comprehensive Income (Effective Portion)		95	0	95	0
Cash Flow Hedge [Member] | Pay-fixed Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		(5)	0	(5)	0
Gain (Loss) Recognized in Income	[1]	5	0	5	0
No Hedge Designation [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(311)	358	(481)	261	657	366	54
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(313)	264	123	613	96	113	71
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	2	94	(604)	(352)	561	253	(312)
No Hedge Designation [Member] | Pay-fixed Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	52	196	(197)	(1,512)
No Hedge Designation [Member] | Pay-variable Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(52)	(196)	197	1,512
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	5	13	39	94	116	122	0
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the condensed consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ (5)	$ (13)	$ (39)	$ (94)	$ (116)	$ (122)	$ 0

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.